Notes to the unaudited interim condensed consolidated statement of financial position	6 Months Ended
Jun. 30, 2026
Notes to the unaudited interim condensed consolidated statement of financial position
Notes to the unaudited interim condensed consolidated statement of financial position

Note 4.    Notes to the unaudited interim condensed consolidated statement of financial position

4.1Intangible assets

In thousands of euros	December 31, 2025	June 30, 2026
Intangible assets, gross	4,094	4,230
Amortization and impairment	(3,911)	(3,920)
Intangible assets, net	182	310

4.2Property, plant and equipment

In thousands of euros	December 31, 2025	June 30, 2026
Property, plant and equipment, gross	19,939	17,952
Depreciation and impairment	(16,960)	(15,592)
Property, plant and equipment, net	2,979	2,360

As of June 30, 2026, the gross carrying amount decreased by €2.0 million, mainly related to (i) a €3.0 million decrease in connection with asset disposals, mainly related to the termination of certain research activities, partially offset by (ii) a €1.0 million increase as a result of the reassessment of the Fibroscans right-of-use asset following the amendment of the Echosens lease contract effective January 1, 2026.

Depreciation and impairment decreased by €1.4 million, reflecting both the increase in depreciation expense associated with the reassessed IFRS 16 right-of-use asset and the derecognition of €2.8 million of accumulated depreciation on assets disposed of during the period.

Accordingly, the net carrying amount decreased by €0.6 million.

4.3Deferred tax assets

Inventiva S.A. and Inventiva Inc. are taxed as two separate entities and cannot apply the tax consolidation. For each entity, the deferred tax assets and deferred tax liabilities are offset in the consolidated financial statements. Deferred tax assets are recognized only when an entity has sufficient evidence that it will have a sufficient taxable benefit available to use the unused tax losses in the foreseeable future.

As recovery of these losses in future periods is considered unlikely due to the uncertainty inherent to Inventiva S.A.’s activity, deferred tax assets were recognized on this basis on June 30, 2026 only for Inventiva Inc.

4.4Investments accounted for using the equity method

On September 26, 2023, the Company exercised an option to buy 30% (1,500,000 ordinary shares) of Hepalys at an aggregate exercise price of ¥300 (equal to €1.90). Following the receipt of the exercise notice, Hepalys’s Board of Directors authorized the transfer of the 1,500,000 ordinary shares from Catalys to the Company on October 11, 2023.

The Company did not participate in Hepalys’ capital increases in 2023 and 2024, which resulted in a dilution of the Company’s ownership down to 15%. (See Note 7 – Investments accounted for using the equity method to the annual consolidated financial statements for the year ended on December 31, 2025)

During the six-month period ended June 30, 2026, the Company’s equity-accounted investee, Hepalys, completed two capital increases in which the Company did not participate. These capital increases resulted in a mechanical dilution of the Company’s ownership interest in Hepalys, as follows:

On January 14, 2026 and February 24, 2026, Hepalys completed two capital increases reserved to existing shareholders, of €1.7 million and €0.6 million, respectively. The Company’s non-participation in this capital raise resulted in a dilution of its ownership interest from 14.64% to 13.92% as at January 14, 2026 and to 13.68% as at February 24, 2026.

The Company analyzed its ownership of Hepalys and concluded that, as of June 30, 2026, it has a significant influence but not control or joint control of Hepalys, as concluded as of December 31, 2025.

As the Company maintained significant influence over Hepalys despite the dilution, the investment continues to be accounted for using the equity method. The combined dilution effect resulted in a total dilution gain of €0.3 million, recognized in the consolidated statement of income (loss) for the six-month period ended June 30, 2026.

As of June 30, 2026, the Company holds 13.68% of Hepalys’ shares.

The tables below provide the summarized statement of financial position of Hepalys. The disclosed information reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below also provide the reconciliation between the Hepalys statement of financial position and the carrying amount in the Company’s statement of financial position.

(in thousands of euros)	December 31, 2025	June 30, 2026
Non-current assets	12,729	11,556
Current assets	183	1,966
Total assets	12,912	13,522
Shareholders’ equity	12,766	13,389
Current liabilities	146	133
Equity and liabilities	12,912	13,522
Opening net assets	18,368	12,766
Loss for the period(1)	(3,816)	(1,642)
Other comprehensive income	(1,786)	(70)
Capital variations	—	2,335
Closing net assets	12,766	13,389
Group’s share in %	15%	14%
Group’s share	1,869	1,832
Elimination of unrealized profit on downstream sales	(1,378)	(1,340)
Goodwill	37	37
Carrying amount	527	528
(1)	Refer to Note 5.5 – Share of net profit - equity method

4.5Other non-current assets

(in thousands of euros)	December 31, 2025	June 30, 2026
Long-term deposit accounts	115	836
Advance payments – non-current	1,047	1,047
Allowance for doubtful accounts	—	(33)
Other non‑current assets	1,162	1,849

As of June 30, 2026, Other non-current assets increased by €0.7 million compared to December 31, 2025, primarily related to the long-term deposit accounts amounting to €0.8 million as of June 30, 2026, compared to €0.1 million as of December 31, 2025. The increase relates to an cash collateral deposit made in connection with Lenders’ Tranche B of the Debt Financing Transaction, recognized initially at the fair value for €0.7 million. This amount is contractually recoverable upon final repayment of the related financing.

The other advance payments remain stable at €1.0 million corresponding to the advance paid under the contract research organization (“CRO”) contract with Pharmaceutical Research Associates Group B.V. (“PRA”) (See Note 6.1 – Commitments related to operational activities).

4.6Trade receivables, tax receivables and other current assets

Trade receivables and others

Trade receivables and others break down as follows (by maturity of issuance date):

(in thousands of euros)	December 31, 2025	June 30, 2026
3 months or less	2,016	3,734
Trade receivables and others	2,016	3,734

The average payment period is 30 days.

As of June 30, 2026, trade receivables and others increased by €1.7 million, mainly in connection with the reinvoicing to Chia Tai Tianqing Pharmaceutical Group Co., Ltd. (‘CTTQ’) of part of the Company’s study costs.

Tax receivables and Other current assets

(in thousands of euros)	December 31, 2025	June 30, 2026
CIR and other research tax credits	2,267	3,080
Other	14	3
Tax receivables	2,281	3,083
Prepaid expenses	3,952	1,660
Short-term deposit accounts	131,558	67,765
Current accrued income	1,575	862
Liquidity agreement - Cash	527	—
VAT receivables	3,148	2,677
Other receivables	101	57
Other current assets	140,861	73,021
Other current assets and tax receivables	143,142	76,104

French Research Tax Credit (“CIR”)

As of June 30, 2026, tax receivables are mainly composed of 2025 CIR receivable for €2.3 million and for the estimated 2026 CIR for €0.8 million.

As of December 31, 2025, tax receivables amounted to €2.3 million, mainly relating to the 2025 CIR for an amount of €2.3 million.

Prepaid expenses

As of June 30, 2026, prepaid expenses, which decreased by €2.3 million, are mainly composed of trial costs related to NATiV3 and €0.4 million of transaction costs mainly related to the ATM program as of the first six months of 2026 (see Note 1.2 – Significant Events in the first six months of 2026).

As of December 31, 2025, prepaid expenses were mainly composed of trial costs related to NATiV3 in 2025 and €1.3 million in connection with the new ATM program as of December 31, 2025.

Short-term deposit accounts

These deposits have original maturities exceeding three months and therefore do not qualify as cash equivalents under IAS 7.

As of June 30, 2026, short-term deposit accounts decreased by €63.8 million compared to December 31, 2025, mainly related to the closing of short-term deposits at Société Générale for $71.8 million (€63.1 million) and Crédit Agricole for $56.5 million (€49.6 million), partially offset by the opening of a new short-term deposit account at Société Générale for $39.5 million (€34.7 million) and a new short-term deposit account at Crédit Agricole for $16.4 million (€14.4 million).

Included in short-term deposits is an amount of €30.0 million held in term deposits to satisfy the minimum cash covenant under the Debt Financing Transaction. These deposits are excluded from cash and cash equivalents because they are held primarily for covenant compliance purposes.

As of December 31, 2025, the short-term deposit accounts amounted to €131.6 million, primarily composed of the short-term deposit accounts subscribed during the fourth quarter of the period with Crédit Agricole for €43.0 million and $14.6 million (€12.4 million), and with Société Générale for €53.0 million and $26.5 million (€22.5 million).

Current accrued income

As of June 30, 2026, current accrued income amounted to €0.9 million related to the re-invoicing of costs related to NATiV3.

Liquidity agreement - Cash

As of June 30, 2026, no cash was held under the liquidity agreement, compared to €0.5 million as of December 31, 2025. This decrease is related to the termination of the liquidity agreement with Kepler Cheuvreux during the first half of 2026. (see Note 4.8 – Shareholders’ equity)

4.7Cash and cash equivalents balance from the statement of cash flows

(in thousands of euros)	December 31, 2025	June 30, 2026
Other cash equivalents (1)	82,628	132,293
Cash at bank and at hand	16,684	33,835
Cash and cash equivalents (2)	99,312	166,127
Cash and cash equivalents balance from the statement of cash flows	99,312	166,127
(1)	Other cash equivalents correspond to short - term bank deposits
(2)	Balances presented in the statement of financial position

4.8Shareholders’ equity

In accordance with the decision of the Annual General Meeting of shareholders, the net loss of €354.1 million for the financial year ending December 31, 2025, has been appropriated to reserves (accumulated losses). No appropriation to statutory or other reserves has been made.

Share capital

As of June 30, 2026, the share capital was set at 2,362,802.02 divided into 236,280,202 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.

Share capital variation in the first six months of 2026 is set forth in the table below:

			Premiums
(In euros, except number of shares)		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of December 31, 2025		1,932,370	528,230,262	193,236,978	0.01
January 1, 2026	Transaction costs related to the Public offering (American Depositary Shares) of November 18, 2025	—	(428,028)	—	—
January 14, 2026	Structured Financing (Exercise of T1bis warrants)	20,594	2,759,577	2,059,386	0.01
January 23, 2026	Structured Financing (Exercise of T2 warrants)	111,111	14,888,889	11,111,111	0.01
February 11, 2026	Structured Financing (Exercise of T1 warrants)	13,000	1,742,000	1,300,000	0.01
April 23, 2026	Structured Financing (Exercise of T1 warrants)	13,000	1,742,000	1,300,000	0.01
June 5, 2026	Equity Offering	272,727	94,989,798	27,272,727	0.01
Balance as of June 30, 2026		2,362,802	643,924,498	236,280,202	0.01

The increase of the first six months of 2026 on the share capital and premiums related to:

●	The recognition on January 1, 2026 of capital increase transaction costs amounting to €0.4 million, recorded as a decrease in share premium;
●	the exercise on January 14, 2026 of warrants issued under tranche 1bis of the Structured Financing (the “T1bis BSAs”), which had been pre-funded, resulting in the issuance of 2,059,386 new ordinary shares for gross proceeds of €20,594. Given a nominal value of €0.01 per share, the increase in share capital amounted to €20,594, with a corresponding increase in share premium of €2.8 million, transferred from reserves;
●	the exercise on January 23, 2026 of second tranche warrants issued under the Structured Financing (the “T2 BSAs”), which had been pre-funded, resulting in the issuance of 11,111,111 new ordinary shares for gross proceeds of €111,111. Given a nominal value of €0.01 per share, the increase in share capital amounted to €111,111, with a corresponding increase in share premium of €14.9 million, transferred from reserves;
●	the exercise on February 11, 2026 of first tranche warrants issued under the Structured Financing (the “T1 BSAs”), which had been pre-funded, resulting in the issuance of 1,300,000 new ordinary shares for gross proceeds of €13,000. Given a nominal value of €0.01 per share, the increase in share capital amounted to €13,000, with a corresponding increase in share premium of €1.7 million, transferred from reserves;
●	The exercise on April 23, 2026 of T1 BSAs, which had been pre-funded, resulting in the issuance of 1,300,000 new ordinary shares. Given a nominal value of €0.01 per share, the increase in share capital amounted to €13,000, with a corresponding increase in share premium of €1.7 million, transferred from reserves;
●	The capital increase completed on June 5, 2026 in connection with the Equity Offering, resulting in the issuance of 27,272,727 new ordinary shares. Given a nominal value of €0.01 per share, the increase in share capital amounted to €272,727 with a corresponding increase in share premium of €95.0 million, net of transaction costs. The transaction costs amounted to €7.8 million.

Liquidity agreement

On January 19, 2018, the Company entered into a liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF. This agreement with Kepler Cheuvreux, as amended in 2019, automatically renews for 12-month periods unless terminated by either party. Under the terms of the agreement, the investment services provider (“ISP”) is authorized to buy and sell the Company’s treasury shares without interference from the Company to ensure the liquidity of the shares on the Euronext market. As of June 30, 2026, this agreement was terminated by Inventiva, thereby ending the collaboration with Kepler Cheuvreux.

BSA and BSPCE plans

BSA and BSPCE plan characteristics

As of June 30, 2026, one BSPCE plan and 9 BSA plans are outstanding.

The BSPCE and BSA plans are described in the Note 12.3 – Share warrants plans of the annual consolidated financial statements for the year ended on December 31, 2025.

On June 30, 2026, the Company granted 300,000 BSAs to members of the Board of Directors under the BSA 2026 warrant plan. The BSAs under this plan have a subscription price set at €0.68 and an exercise price of €3.28.

Movements in BSPCE share warrants and BSA share warrants (in number of shares issuable upon exercise)

	Decision of issuance		Exercise	Outstanding				Outstanding	Number of
	by the Board		price	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	of Directors	Grant Date	(in euros)	2026	Issued	Exercised	Lapsed	2026	shares
BSPCE - Plan 2021	04/16/2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants				430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	12/15/2023	3.91	20,000	—	—	—	20,000	—
BSA 2026	06/30/2026	06/30/2026	3.28	—	300,000	—	—	300,000	300,000
TOTAL BSA share warrants				346,333	300,000	—	—	646,333	616,333
Total share warrants				776,333	300,000	—	—	1,076,333	1,046,333

At June 30, 2026, a total of 430,000 BSPCEs (representing, if exercised, 430,000 shares) and 646,333 BSAs (representing, if exercised, 646,333 shares) were outstanding, corresponding to a total of 1,076,333 shares if exercised, the maximum number of shares to be issued when all related conditions are met.

Free Shares (“AGA”) plans

AGA plans

As of June 30, 2026, 13 AGA plans are outstanding: AGA 2023-1, AGA 2024-1, AGA 2024-2, AGA 2024-3, AGA 2024-4, AGA 2025-1, AGA 2025-2, AGA 2025-4, AGA 2025-5, AGA 2026-1, AGA 2026-1bis, AGA 2026-2, AGA 2026-2bis.

On March 27, 2026, the Board of Directors decided to grant:

●	434,000 free shares, of which 134,000 to beneficiary employees and 300,000 to Susan Coles, Chief Legal Officer, under the new AGA 2026-1 plan; and
●	38,000 free shares to beneficiary employees under the new AGA 2026-1-bis plan.

On May 1, 2026, the Board of Directors decided to grant:

●	137,500 free shares to beneficiary employees under the new AGA 2026-2 plan; and
●	450,000 free shares to Axel-Sven Malkomes, Chief Financial Officer under the new AGA 2026-2-bis plan.

Movements in AGA (in number of shares issuable upon exercise)

	Decision of issuance		Stock price	Outstanding				Outstanding
	by the Board		at grant date	at Jan 1,			Forfeited /	at June 30,
Type	of Directors	Grant Date	(in euros)	2026	Granted	Vested	Lapsed	2026
AGA 2023-1	05/25/2023	05/25/2023	2.60	385,706	—	—	—	385,706
AGA 2024-1 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	276,849	—	—	—	276,849
AGA 2024-2 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	113,179	—	—	—	113,173
AGA 2024-3 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	975,043	—	—	(29,749)	945,294
AGA 2024-4 (Tr1 - Tr2 - Tr3)	12/13/2024	01/17/2025	2.30	113,000	—	—	(23,183)	89,817
AGA 2025-1 (Tr1 - Tr2 - Tr3)	09/30/2025	09/30/2025	3.67 - 4.92	1,588,663	—	—	—	1,588,663
AGA 2025-1 (Tr4)	09/30/2025	09/30/2025	3.61 - 4.76	630,070	—	—	—	630,070
AGA 2025-2	09/26/2025	09/26/2025	4.95	2,298,000	—	—	(74,601)	2,223,399
AGA 2025-4	12/15/2025	12/15/2025	3.79	68,000	—	—	(5,000)	63,000
AGA 2025-5	12/15/2025	12/15/2025	3.79	500,000	—	—	—	500,000
AGA 2026-1	03/27/2026	03/27/2026	5.15	—	434,000	—	(5,000)	429,000
AGA 2026-1bis	03/27/2026	03/27/2026	5.15	—	38,000	—	—	38,000
AGA 2026-2	05/01/2026	05/01/2026	4.31	—	137,500	—	—	137,500
AGA 2026-2bis	05/01/2026	05/01/2026	4.31	—	450,000	—	—	450,000
TOTAL free shares				6,948,504	1,059,500	—	(137,533)	7,870,471

On June 30, 2026, a total of 7,870,471 AGA were outstanding. During the first six months of 2026, 137,533 AGA were forfeited, mainly due to employee departures.

For the first six months of 2026, share-based compensation expense with respect to AGA and BSA totaled €4.4 million, compared to €2.2 million for the corresponding period in 2025, mainly due to the new AGA plans between both periods.

These expenses are recognized in personnel costs (see Note 5.2 – Operating expenses).

The main features of the AGA plans granted during the six-month period of the year 2026 are detailed below:

	AGA 2026-1	AGA 2026-1bis	AGA 2026-2	AGA 2026-2bis
	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	03/27/2026	03/27/2026	05/01/2026	05/01/2026
Grant date	03/27/2026	03/27/2026	05/01/2026	05/01/2026
Beneficiary	Employees and Susan Coles (Chief Legal Officer)	Employees	Employees	Axel-Sven Malkomes (Chief Financial Officer)
Holding period (year)	3	3	3	3
Service condition	Yes	Yes	Yes	Yes
Performance condition	No	No	No	No
Number of AGA granted	434,000	38,000	137,500	450,000
Number of shares per AGA	1	1	1	1
Valuation method used	Share price	Share price	Share price	Share price
Fair value per AGA at grant date	5.15	5.15	4.31	4.31
Expected volatility	N/A	N/A	N/A	N/A
Average life (years)	N/A	N/A	N/A	N/A
Risk-free rate	N/A	N/A	N/A	N/A
Expected dividends	—	—	—	—
Stock price reference	N/A	N/A	N/A	N/A
Non-transferable discount	N/A	N/A	N/A	N/A

Stock Options (“SO”) plans

As of June 30, 2026, seven stock options plans were outstanding: SO 2024-1, SO 2024-2, SO 2025-1, SO 2025-2, SO 2025-3, SO 2026-1 and SO 2026-2.

On June 9, 2026, the Board of Directors decided to grant:

●	1,067,000 stock options, of which 517,000 to beneficiary employees and 550,000 to Pamela Herbster, Chief People Officer, under the new SO 2026-1 plan; and

On June 30, 2026, the Board of Directors decided to grant:

●	3,000,000 stock options to Mark Pruzanski, Chairman of the Board of Directors, under the new SO 2026-2 plan.

Movements in stock-options

	Decision of		Fair value	Outstanding				Outstanding
	issuance by the	Grant	at grant date	at Jan 1,			Forfeited /	at June 30,
Type	Board of Directors	Date	(in euros)	2026	Issued	Exercised	Lapsed	2026
SO 2024-1	12/20/2024	01/23/2025	1.10	12,898,116	—	—	—	12,898,116
SO 2024-2	12/20/2024	01/23/2025	1.10	213,000	—	—	—	213,000
SO 2025-1	10/10/2025	10/10/2025	1.77	1,865,750	—	—	(7,500)	1,858,250
SO 2025-2	12/02/2025	12/04/2025	1.78	6,000,000	—	—	—	6,000,000
SO 2025-3	12/15/2025	01/26/2026	3.68	1,145,500	—	—	—	1,145,500
SO 2026-1	06/09/2026	06/09/2026	1.68	—	1,067,000	—	—	1,067,000
SO 2026-2	06/30/2026	07/07/2026	1.83	—	3,000,000	—	—	3,000,000
TOTAL Stock options				22,122,366	4,067,000	—	(7,500)	26,181,866

On June 30, 2026, a total of 26,181,866 stock options were outstanding.

The implied stock options fair values are estimated at €14.2 million for SO 2024-1, €0.2 million for SO 2024-2, €3.3 million for SO 2025-1, €10.7 million for SO 2025-2, €4.2 million for SO 2025-3, €1.8 million for SO 2026-1, and €5.5 million for SO 2026-2.

For the first six months of 2026, share-based compensation expense with respect to stock options totaled €7.3 million. No expense was recognized in relation to the SO 2026-2 plan during the period, as the grant date of July 7, 2026, occurred after the reporting date of June 30, 2026.

The main features of the SO plans granted during the six-month period of the year 2026 are detailed below:

	SO 2025-3	SO 2026-1	SO 2026-2
Decision of issuance by the Board of Directors	12/15/2025	06/09/2026	06/30/2026
Grant date	01/26/2026	06/09/2026	07/07/2026
Beneficiary	Employees	Employees and Pamela Herbster, (Chief People Officer)	Mark Pruzanski (Chairman of the Board of Directors)
Vesting period (year)	3	3	1.5
Holding period (year)	1	1	1
Service condition	Yes	Yes	Yes
Performance condition	No	No	Yes
Number of SO granted	1,145,500	1,067,000	3,000,000
Number of shares per SO	1	1	1
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes
Fair value per SO at grant date	3.68	1.68	1.83
Expected volatility	57.3%	59.0%	58.7%
Average life (years)	5	5	5
Risk-free rate	2.7%	3.1%	3.1%
Expected dividends	—	—	—
Stock price reference	3.63	€3.26	€3.33 €
Non-transferable discount	N/A	N/A	N/A

Forward contract relating to the New EIB Warrants

The fair value of the forward contract relating to the New EIB Warrants was determined using the Black-Scholes option pricing model based on the underlying warrants. The valuation reflects the contractual characteristics of the underlying warrants, including their exercise price, expected term, risk-free interest rate, expected volatility and the market price of the Company’s ordinary shares at the valuation date.

The New EIB Warrants underlying the forward contract have an exercise price of €0.01 per warrant and a contractual term ending on January 4, 2036.

The hypothesis and results are detailed in the following table:

As of June 30, 2026
(Shareholders approval
New EIB Warrants	and valuation date)
Number of warrants outstanding	15,677,573
Number of shares per warrant	1.00
Stock price (€)	3.22
Maturity (years)	9.5
Volatility	58.6%
Strike price (€)	0.01
Risk free rate	3.7%
Expected dividends	—
Fair Value (k€)	50,400
Unit Fair value (€)	3.21

Based on the Company’s analysis, the commitment to issue the New EIB Warrants met the fixed-for-fixed criterion under IAS 32 and was therefore classified as an equity instrument. Accordingly, the derivative liability previously recognized in respect of the Remaining EIB Warrants was derecognized and replaced by the equity instrument.

For further information about the Remaining EIB Warrants which have been derecognized and replaced, please refer to Note 4.8 – Shareholders’ equity.

The forward contract was measured at fair value, corresponding to the fair value of the New EIB Warrants to be issued (€50.4 million) less their aggregate subscription price[10] (€0.2 million).

As of June 30, 2026, the fair value of the forward contract recognized in equity (Reserves) amounted to €50.2 million, before deduction of the transaction costs of €0.3 million, with no subsequent change to be recognized (see Note 4.8 – Shareholders’ equity).

For further information about the New EIB Warrants issuance, please refer to Note 6.4 – Events after the reporting date.

4.9Debt, Derivatives and Royalty Certificates liabilities

			Debt carried on the
June 30, 2026			balance sheet on
(in thousands of euros)	Short-term	Long-term	June 30, 2026
Bank borrowings	10,716	52,994	63,710
Accrued interest payable on loans	624	—	624
Lease liabilities	1,974	351	2,325
Debt	13,314	53,345	66,659
Derivatives	—	13,051	13,051
Royalty certificates liabilities	—	59,079	59,079
Total	13,314	125,475	138,789

			Debt carried on the
December 31, 2025			balance sheet on
(in thousands of euros)	Short-term	Long-term	December 31, 2025
Bank borrowings	29,836	21,398	51,234
Accrued interest payable on loans	436	5,418	5,855
Lease liabilities	2,036	735	2,771
Debt	32,309	27,551	59,860
Derivatives	—	119,385	119,385
Royalty certificates liabilities	—	51,645	51,645
Total	32,309	198,581	230,890

[10] The New EIB Warrants have been issued at a unit price of €0.01.

The table below details the changes in liabilities arising from financing activities, including both cash flows and non-cash changes.

	Bank borrowings						Derivatives
		PGE		BlackRock -	Accrued			Convertible
		&		Claret	interest			option		Royalty
	Bank	PPR	EIB	Tranche	payable	Lease	EIB	(Convertible	Lenders	certificates
In thousands of euros	overdraft	Loans	loan	A & B	on loans	liabilities	Warrants	Bonds)	Warrants	liabilities	Total
As of December 31, 2025	13	5,928	45,292	—	5,855	2,771	119,385	—	—	51,645	230,890
Principal received	(13)	—	—	59,015	—	—	—	10,588	—	—	69,589
Decrease in loans	—	(1,478)	(50,000)	—	—	—	(50,000)	—	—	—	(101,478)
Interest paid	—	(75)	(12,204)	(392)	—	—	—	—	—	—	(12,671)
Payment of lease liabilities	—	—	—	—	—	(1,167)	—	—	—	—	(1,167)
Cash flow from (used in) financing activities	(13)	(1,553)	(62,204)	58,623	—	(1,167)	(50,000)	10,588	—	—	(45,726)
Lease new contract / reassessment	—	—	—	—	—	671	—	—	—	—	671
Initital recognition at fair value	—	—	—	—	—	—	—	—	3,784	—	3,784
Change in fair value	—	—	—	—	—	—	(69,385)	(1,012)	(309)	—	(70,705)
Cumulative fixed interest expense accrual	—	75	11,394	637	(5,231)	48	—	—	—	7,433	14,374
Catch-up impact of the debt remeasurement	—	—	5,517	—	—	—	—	—	—	—	5,500
Foreign exchange gain (loss)	—	—	—	—	—	2	—	—	—	—	2
Non-cash from (used in) financing activities	—	75	16,912	637	(5,231)	721	(69,385)	(1,012)	3,475	7,433	(46,375)
As of June 30, 2026	—	4,450	—	59,260	624	2,325	—	9,576	3,475	59,079	138,789

	Bank borrowings					Derivatives
						T2
						New
						Shares
				Accrued		and T2
		PGE		interest		BSAs		Royalty
	Bank	&	EIB	payable	Lease	call	EIB	certificates
In thousands of euros	overdraft	PPR Loans	loan	on loans	liabilities	options	Warrants	liabilities	Total
As of December 31, 2024	9	9,195	35,993	4,477	4,654	73,400	24,315	29,207	181,250
Principal received	3	—	—	—	—	—	—	—	3
Decrease in loans	—	(1,791)	—	—	—	—	—	—	(1,791)
Payment of lease liabilities	—	—	—	—	(1,317)	—	—	—	(1,317)
Cash flow from (used in) financing activites	3	(1,791)	—	—	(1,317)	—	—	—	(3,104)
Lease new contract / reassessment	—	—	—	—	739	—	—	—	739
Change in fair value	—	—	—	—	—	(73,400)	17,936	—	(55,464)
Cumulative fixed interest expense accrual	—	—	4,286	933	—	—	—	4,208	9,427
Foreign exchange gain (loss)	—	—	—	—	(49)	—	—	—	(49)
Non-cash from (used in) financing activites	—	—	4,286	933	690	(73,400)	17,936	4,208	(45,347)
As of June 30, 2025	12	7,404	40,279	5,410	4,027	—	42,251	33,415	132,798

The maturity analysis of financial liabilities based on undiscounted contractual cash flows is presented in Note 6.3 – Financial risk management.

French state-guaranteed loan (“PGE”) and equity recovery loans (“PPR”)

In May 2020, the Company entered into three credit agreements pursuant to which it received €10.0 million in the form of state-guaranteed loans (Prêts Garantis par l’Etat, or “PGE”) which are provided by a syndicate of French banks and guaranteed by the French government in the context of the COVID-19 pandemic and were initially set to mature in May 2021. These loans were extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

In June 2022, the Company entered into three loan agreements with a syndicate of French banks for a total amount of €5.3 million. One loan agreement was part of a state-guaranteed PGE loan facility with Bpifrance and the other two loan agreements were part of a stimulus economic plan (Prêts Participatifs Relance, or “PPR”) granted by Crédit Agricole Champagne-Bourgogne and Société Générale.

The PGE loan granted by Bpifrance in 2022 was guaranteed up to 90% by the French government with an initial term of twelve months. Both the 2020 PGE and the 2022 PGE reached their contractual maturity in May 2026 and have since been fully repaid. The two PPR loans were guaranteed predominantly by the French government and featured an eight-year financing period and a four-year repayment period.

The PGE and PPR repayments in the first six months of 2026 amounted to €1.5 million, to an aggregate amount since the subscription of €11.6 million as of June 30, 2026. The PGE and PPR repayments in the first six months of 2025 amounted to €1.8 million.

Credit facility agreement with the European Investment Bank

On May 16, 2022, the Company entered into the Finance Contract (“Finance Contract”) with the EIB for a loan up to €50 million, divided into two tranches of €25 million each.

●	On December 8, 2022, the Company received the disbursement of EIB Tranche A. Capitalized interest for EIB Tranche A was 8% and repayment was due in December 2026, four years after its disbursement.
●	On January 18, 2024, the Company received the disbursement of EIB Tranche B. Capitalized interest for EIB Tranche B was 7% and repayment was due in January 2027, three years after its disbursement.

EIB Tranche A of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Tranche A Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan was €27.9 million on December 31, 2025, with an effective interest rate of 21.9%.

EIB Tranche B of € 25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Tranche B Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan was €17.4 million on December 31, 2025, with an effective interest rate of 32.7%.

On the EIB Transactions Execution Date, the Company entered into the EIB Master Agreement providing for the full repayment of the EIB loan facilities and the restructuring of the Company’s arrangements with the EIB.

On the EIB Transactions Execution Date, the amortized cost of the EIB Tranche A was €27.9 million and the related accrued interests was €2.9 million. The amortized cost of the EIB Tranche B was €23.1 million, after capitalization of €5.7 million interests, and the related accrued interests were €2.8 million.

In accordance with IFRS 9, the Company reassessed the carrying amount of the EIB loan to reflect the revised expected cash flows resulting from the probable exercise of the contractual prepayment option. The Company recognized a €5.0 million financial expenses corresponding to the IFRS 9 catch-up adjustment and an additional €0.5 million charge resulting from the unwinding of the discount between the EIB Transactions Execution Date and the EIB Completion Date.

On the EIB Completion Date, the Company prepaid in full the outstanding principal and accrued interest relating to EIB Tranche A and EIB Tranche B for an aggregate amount of €62.2 million. Pursuant to the EIB Master Agreement, the EIB waived the early prepayment fees that would otherwise have been due under the Finance Contract.

Following the settlement, the Company derecognized the financial liabilities relating to EIB Tranche A and EIB Tranche B from its statement of financial position as of June 30, 2026.

As of June 30, 2026, the Company no longer had any outstanding amount under the Finance Contract with the EIB.

Debt Financing Agreement with BlackRock and Claret Capital Partners

On June 12, 2026, the Company entered into a debt financing agreement with the Lenders, providing €75.0 million of senior secured debt financing.

The financing consists of the following tranches:

●	Lenders’ Tranche A – €35.0 million of senior secured convertible bonds, drawn down on June 12, 2026;
●	Lenders’ Tranche B – €40.0 million of senior secured non-convertible amortized bonds, drawn down on June 12, 2026;
●	Lenders’ Tranche C – up to €55.0 million of senior secured non-convertible amortized bonds (uncommitted, drawable until February 15, 2027 subject to conditions precedent);
●	Additional Lenders’ Tranche – up to €20.0 million of additional debt instruments (uncommitted, subject to mutual consent following FDA approval of the NDA for lanifibranor); and

As of the authorization date, the conditions precedent to Tranche C have not been met (see Note 1.2 – Significant events in the first six months of 2026).

On June 12, 2026, the Company drew down the first two tranches of the Debt Financing Transaction for an aggregate principal amount of €75.0 million (net proceeds of €69.6 million):

-

Lenders’ Tranche A for €35.0 million, with annual fixed interest of 9.90%, with an interest-only period until December 31, 2028, followed by sixteen monthly instalments of principal and interest, until final maturity on April 1, 2030. The Convertible Bonds have a par value of one euro each and a conversion price equal to a premium of 40%, applied on the lower of (i) the 30-day VWAP of the ordinary shares on Euronext Paris immediately prior to April 30, 2026 (being €4.6681), (ii) the 30-day VWAP of the ordinary shares on Euronext Paris immediately prior to the issuance date of the Convertible Bonds, or (iii) the euro-equivalent offering price per ordinary share, represented by each ADS sold in the Equity Offering, being €3.7781. The conversion price is subject to a minimum equal to the 30-day VWAP immediately prior to the issuance date and the minimum price per the Company’s current authorizations. Pursuant to the conversion price formula described above, the conversion price was set on June 12, 2026 at €5.2893 per ordinary share, corresponding to a conversion ratio of 0.18907 ordinary shares per Convertible Bond of €1 par value. The conversion price may subsequently be revised pursuant to the Equity-Linked Pricing Reset mechanism.

-

Lenders’ Tranche B for €40.0 million, with annual fixed interest of 9.90%, supplemented by payment-in-kind interest of 2.10% capitalized annually, with an initial interest-only period ending on March 31, 2027 (extendable at the Company’s election to December 31, 2027 subject to (i) meeting the NATiV3 primary endpoint and (ii) confirmation of the exercise of T3 Warrants or prior completion of an equity fundraising for at least €100 million following release of results of NATiV3, with both (i) and (ii) being met no later than February 15, 2027, and thereafter to December 31, 2028 subject to FDA approval of the NDA for lanifibranor, by no later than 15 business days prior to December 31, 2027), with final maturity on April 1, 2030.

Lenders’ Tranche A and Lenders’ Tranche B also include issuer and holder early repayment rights, including voluntary prepayment rights exercisable by the Company and acceleration rights exercisable by the holders upon specified events of default or termination events.

Lender’s Tranche A is recognized as a hybrid instrument and accounted for using a split accounting approach:

-	A debt component initially recognized at fair value, net of attributable transaction costs, and subsequently measured at amortized cost using the effective interest rate method; and
-	A compound embedded derivative corresponding to the conversion option.

Lenders’ Tranche A of €35 million was recognized as a financial liability, with a debt component initially recognized at fair value as of June 12, 2026, net of attributable transaction costs of €2.5 million, and net of the fair value of the compound conversion option, which does not meet the “fixed-for-fixed” criterion, and is therefore recognized separately at fair value through the statement of income (loss).

The conversion feature includes (i) conversion rights exercisable by the holders of the Convertible Bonds and (ii) a forced conversion mechanism exercisable by the Company upon the occurrence of specified market conditions. In addition, the conversion terms are subject to customary anti-dilution adjustments and to an Equity-Linked Pricing Reset mechanism which may result in future adjustments to the conversion price and the corresponding conversion ratio. As a result, the number of ordinary shares deliverable upon conversion is not fixed and the conversion feature is accounted for separately as a compound embedded derivative measured at fair value through profit or loss.

The conversion option is separated from the host debt and recognized as a compound embedded derivative measured at fair value through profit or loss. Upon initial recognition on June 12, 2026, the conversion option was measured at a fair value of €10.6 million and recorded as a derivative financial liability. The residual amount was allocated to the host debt component, after deduction of attributable transaction costs of €2.5 million.

As of June 30, 2026, the carrying amount of the Tranche A debt component amounted to €22.0 million and was measured using an effective interest rate of 32.2%. The fair value of the embedded conversion option amounted to €9.6 million and is included within long-term derivative liabilities (see Note 5.4 – Financial income and expenses). Changes in the fair value of the conversion option are recognized within financial income (expense) in the statement of income (loss) (see Note 5.4 – Financial income and expenses). The fair value of the loan as of June 30, 2026, amounted to €22.2 million, with a market rate of 32.2%.

Lenders’ Tranche B of €40 million was recognized as a financial liability, initially recognized at fair value on June 12, 2026, net of attributable transaction costs of €2.9 million, and subsequently measured at amortized cost using the effective interest rate method.

As of June 30, 2026, the amortized cost of the loan was €37.2 million, with an effective interest rate of 17.2%. The fair value of the loan as of June 30, 2026, amounted to €37.4 million, with a market rate of 17.2%.

Lease liabilities

Lease liabilities total €2.3 million as of June 30, 2026, a decrease of €0.4 million from December 31, 2025. This change is due to a lease contract modification on January 1, 2026, which led to a reassessment of €0.7 million for Fibroscans leased under an amended contract with Echosens, partially offset by €1.2 million in repayments during the first half of 2026.

Lease liabilities for Fibroscans are recognized whenever new units are leased, based on the period deemed reasonably certain by the Company.

Lease liabilities are calculated using specific discount rates, in connection with similar economic environment, the maturity of the debt, and the commencement date, according to the method described in Note 3.2 – Lease contracts of the consolidated financial statements as of December 31, 2025.

The rates for the active lease contracts as of June 30, 2026 range from 3.01% to 4.66%.

Long-term Derivatives

Legacy EIB warrants

On July 1, 2022, in connection with the Finance Contract (see section above Credit facility agreement with the European Investment Bank), the Company entered into a warrant agreement with EIB (“EIB Warrant Agreement”) as a condition to the potential funding of the two tranches of the credit facility. Each warrant issued pursuant to the EIB Warrant Agreement had a subscription price of €0.01 and gave the right to subscribe to one share.

Under such agreement, the Company issued 2,266,023 Tranche A warrants in November 2022 and 3,144,654 Tranche B warrants in January 2024. Each warrant entitled the EIB to subscribe for ordinary shares of the Company, subject to contractual anti-dilution adjustments.

Prior to June 1, 2026, the Legacy EIB Warrants did not meet the fixed-for-fixed criterion of IAS 32 because of their settlement features and anti-dilution mechanisms. Accordingly, they were classified as derivative financial liabilities and measured at fair value through profit or loss.

Valuation approach

The fair value of the Legacy EIB Warrants has been estimated based on a Longstaff Schwartz approach, including the put option and the attached cap. This approach enables the estimation of the value of American options (that may be exercised during a specific period of time) with a complex exercise structure (the warrant holder may exercise the warrants on the market based on the Company’s share price or exercise the put option based on the 90 day average share price of the Company).

The hypothesis and results are detailed in the following tables:

	Tranche A EIB	Tranche B EIB
	Warrants (2022)	Warrants (2024)
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of warrants issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

			As of June 1, 2026
	As of November 28, 2022		(EIB Transactions
Tranche A EIB Warrants (2022)	(Grant Date)	As of December 31, 2025	Execution Date)
Number of warrants outstanding	2,266,023	2,266,023	2,266,023
Number of shares per warrant	1.00	6.46	6.46
Stock price (€)	4.13	3.95	4.19
Maturity (years)	12	8.9	8.5
Volatility	68%	56.2%	56.8%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	61,004	66,256
Unit Fair value (€)	4.18	26.92	29.24

			As of June 1, 2026
	As of January 4, 2024		(EIB Transactions
Tranche B EIB Warrants (2024)	(Grant Date)	As of December 31, 2025	Execution Date)
Number of warrants outstanding	3,144,654	3,144,654	3,144,654
Number of shares per warrant	1.00	5.05	5.05
Stock price (€)	4.12	3.95	4.19
Maturity (years)	12	10.0	9.6
Volatility	62%	56.2%	56.8%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	11,809	58,381	61,698
Unit Fair value (€)	3.76	18.57	19.62

Following the execution of the EIB Master Agreement on June 1, 2026, the fair value of these derivative instruments was remeasured based on the terms agreed with the EIB. The derivative liability was subsequently extinguished upon completion of the EIB Transactions on June 12, 2026 and therefore no Legacy EIB Warrants remained outstanding as of June 30, 2026.

Repurchase of Legacy EIB Warrants

On the EIB Transactions Execution Date, the Company entered into the EIB Master Agreement providing for:

●	the repurchase and cancellation of all EIB Tranche A Warrants and 700,000 EIB Tranche B Warrants for a fixed consideration of €50 million;
●	the waiver of the historical anti-dilution mechanisms applicable to the Remaining EIB Warrants;
●	the replacement of the 2,444,654 Remaining EIB Warrants by New Warrants subject to shareholder approval (which was obtained on June 30, 2026).

The contractual right obtained by the Company to repurchase the warrants at a fixed amount represented a derivative financial asset measured at fair value through profit or loss until satisfaction of the relevant conditions precedent. At the EIB Transactions Execution Date, the fair value of this derivative financial asset amounted to €43.9 million, corresponding to the difference between the €93.9 million fair value of the warrants to be repurchased and the fixed repurchase price of €50.0 million.

At the EIB Transactions Execution Date, the Company derecognized the derivative liabilities corresponding to the repurchased warrants at their fair value and recognized a financial liability corresponding to the fixed repurchase price. At the EIB Transactions Execution Date, the difference between the warrants’ fair value and the liability was recorded in the statement of income (loss) (see Note 5.4 – Financial income and expenses).

At the EIB Completion Date, the financial liability was derecognized against the cash payment, with no additional impact on the statement of income (loss).

Restructuring of the Remaining EIB Warrants

At the EIB Transactions Execution Date, the 2,444,654 Remaining EIB Warrants were derecognized and replaced by a new derivative financial liability reflecting the Company’s obligation either to make a cash payment capped at €9.5 million or to issue replacement warrants, depending on the outcome of the Company’s shareholder approval.

On June 30, 2026, the Company’s shareholders approved the issuance of up to 15,677,573 New EIB Warrants. Upon shareholder approval, the Company’s obligation to issue the New EIB Warrants met the fixed-for-fixed criterion under IAS 32 and was therefore classified as an equity instrument. Accordingly, the Company derecognized the financial liability and recognized a forward contract, classified as an equity instrument, measured at its fair value of €9.5 million at that date. The difference between the carrying amount of the derivative liability and the fair value of the equity instrument was recognized in the statement of income (loss) (see Note 5.4 – Financial income and expenses).

As of June 30, 2026, no derivative liability remained outstanding in respect of the Legacy EIB Warrants.

For further information about the replacement warrants (New EIB Warrants), please refer to Note 4.8 – Shareholders’ equity.

Lenders’ Warrants

In connection with the Debt Financing Transaction, the Company issued 1,624,196 warrants to the Lenders in respect of Tranches A and B and 661,709 warrants in respect of Tranche C. Each Lenders’ Warrant entitles the holder to subscribe to one ordinary share of the Company. The exercise price was set at €4.1559 per ordinary share, corresponding to a 10% premium applied to the lowest of (i) the 30-day VWAP of the ordinary shares on Euronext Paris immediately prior to April 30, 2026 (€4.6681), (ii) the 30-day VWAP immediately prior to the initial closing of Tranches A and B, and (iii) the euro-equivalent offering price per ordinary share represented by each ADS sold in the Equity Offering (€3.7781).

As the warrants do not meet the fixed-for-fixed criterion under IAS 32, notably because the conversion ratio may be adjusted under the Equity-Linked Pricing Reset mechanism and because the warrants include a put option / cashless exercise mechanism that may affect the number of shares issued, the issuance of the Lenders’ Warrants results in the recognition of derivative financial liabilities measured at fair value at the issuance date, with subsequent changes in fair value recognized in the statement of income (loss).

The Lenders’ Warrants will expire on the earlier of (i) the tenth anniversary of their issuance date and (ii) the closing of a tender offer under sections 14(d) and 14(e) of the U.S. Securities Exchange Act of 1934.

Valuation approach

The fair value was determined using a Black-Scholes option pricing model based on the hypothesis and results detailed in the following table:

	As of June 12, 2026	As of June 30, 2026
Lenders’ Warrants	(Grant date)	(Valuation date)
Number of warrants outstanding	1,624,196	1,624,196
Number of shares per warrant	1.00	1.00
Stock price (€)	3.42	3.22
Maturity (years)	10.0	10.0
Volatility	58.9%	58.6%
Strike price (€)	4.16	4.16
Risk free rate	3.9%	3.7%
Expected dividends	—	—
Fair Value (k€)	3,784	3,476
Unit Fair value (€)	2.33	2.14

The fair value of the Lenders’ Warrants amounted to €3.8 million at their issuance and €3.5 million as of June 30, 2026 (see Note 4.14 – Financial assets and liabilities). As of June 30, 2026, the fair value of €3.5 million was recognized in profit or loss within financial income (expense) (see Note 5.4 – Financial income and expenses).

Short-term Derivatives

On October 14, 2024, the Company announced that it had secured the Structured Financing, subject to satisfaction of specified conditions to fund the continuation of NATiV3 and preparation for the potential filing for marketing approval and commercialization of lanifibranor.

As of December 31, 2024, the fair value of the call options related to new shares issued in the second tranche of the Structured Financing (the “T2 New Shares”) and T2 BSAs (derivative financial instruments) was € 73.4 million. The change in fair value between December 31, 2024, and the transaction date on May 14, 2025, impacted the P&L. The fair value of the call options related to T2 New Shares and T2 BSAs at the transaction date (€158.1 million) was settled through equity.

During the six-month period ended June 30, 2026, certain T2 BSAs issued as part of the Structured Financing were exercised, resulting in the issuance of new ordinary shares. The related movements in share capital, share premium and reserves are disclosed in Note 4.8 – Shareholders’ equity.

Valuation approach

The fair value of the T2 New Shares and T2 BSAs call options had been estimated based on a Black & Scholes approach. This approach enables the estimation of the value of European options that may be exercised at maturity. The economics and terms of the two instruments have been analyzed as being similar to a call option.

The Black & Scholes approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan of associated equity instruments.

Royalty Certificates liabilities

On August 31, 2023, the Company announced the issuance of royalty certificates (the “2023 Royalty Certificates”) for an aggregate amount of €5.1 million.

The 2023 Royalty Certificates are accounted for at inception at fair value (or their fair value) (€5.1 million on August 31, 2023), and subsequently at amortized cost (€15.0 million on June 30, 2026, vs. €13.1 million as at December 31, 2025) with an effective interest rate of 31.9%.

On July 18, 2024, the Company announced the issuance of royalty certificates (the “2024 Royalty Certificates”) for an aggregate gross amount of €20.1 million.

The 2024 Royalty Certificates are accounted for at inception at fair value (net of issuance costs of €0.5 million i.e., €19.7 million on July 18, 2024), and subsequently at amortized cost (€44.1 million on June 30, 2026, vs. €38.6 million as at December 31, 2025) with an effective interest rate of 30.5%.

Fair value as of June 30, 2026

On June 30, 2026, the fair value of the 2023 Royalty Certificates, calculated using the discounted cash flow approach, amounts to €32.6 million compared to €32.1 million as at December 31, 2025, and the fair value of the 2024 Royalty Certificates, calculated using discounted cash flow approach, amounts to €121.8 million compared to €122.9 million as at December 31, 2025.

The fair value corresponds to the net present value of royalties, which depend on assumptions made by the Company with regard to the probability of success of its studies, the market sales of lanifibranor and the discount rate (15.0)%.

4.10Provisions

			Reversals	Reversals
(in thousands of euros)	January 1, 2026	Additions	used	unused	June 30, 2026
Short-term provisions	1,071	614	(705)	—	980
Total Provisions	1,071	614	(705)	—	980

In 2025, the Company implemented a strategic pipeline prioritization plan (the “Strategic Pipeline Prioritization Plan”) to focus exclusively on the development of lanifibranor (See Note 1.2 – Significant events of 2025 to the annual consolidated financial statements for the year ended on December 31, 2025). In connection with the Strategic Pipeline Prioritization Plan, the Company recorded a residual restructuring and restructuring-related provision of €1.1 million as at December 31, 2025, of which €0.4 million remains as of June 30, 2026. The remaining provision primarily consist of severance and other employee costs, as well as consulting fees associated with the Company’s restructuring plan.

As of June 30, 2026, the Company recognized an additional provision of €0.6 million related to unpaid amounts owing under an existing contract.

The Company estimates the residual cash outflows related to restructuring costs are less than one year.

4.11Provisions for retirement benefit obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 – Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

(in thousands of euros)	December 31, 2025	June 30, 2026
Retirement benefit obligations	755	680
Total obligation	755	680

Given the absence of plan assets at June 30, 2026 and December 31, 2025, the total amount of the provision corresponds to the estimated obligation at those dates.

Changes in the net provision

Changes in the provision recorded in respect of defined benefit schemes break down as follows:

(in thousands of euros)	June 30, 2025	June 30, 2026
Provision at beginning of period	(1,762)	(755)
Gain / (Expense) for the period	778	2
Actuarial gains or losses recognized in other comprehensive income	93	73
Provision at end of period	(891)	(680)

Breakdown of expense recognized for the period

(in thousands of euros)	June 30, 2025	June 30, 2026
Service cost for the period	(106)	(64)
Interest cost for the period	(30)	(15)
Past service costs	747	—
Benefits for the period	167	82
Plan curtailments and modifications	—	—
Total	778	2

As of June 30, 2026, expenses recognized mainly include a positive impact of €2 thousand, corresponding to the net effect of service and interest costs for the period (€79 thousand) substantially offset by benefits paid during the period (€ 82 thousand).

4.12Other current and non-current liabilities

Other non-current liabilities

At June 30, 2026, other non-current liabilities amount to €1.3 million (compared to €1.2 million at December 31, 2025). This is mainly an advance payment received from CTTQ related to the re-invoicing of the costs of NATiV3.

Other current liabilities

(in thousands of euros)	December 31, 2025	June 30, 2026
Employee-related payables	2,734	2,960
Accrued payroll and other employee-related taxes	10,739	11,212
VAT payables	1,622	1,116
Other accrued taxes and employee-related expenses	148	284
Other miscellaneous payables	2,738	190
Other current liabilities	17,981	15,761

No discounting has been performed on other current liabilities as their maturity is less than 1 year from the end of the period.

On June 30, 2026, other current liabilities decreased by €2.3 million, mainly due to a decrease in other miscellaneous payables by €2.5 million and in VAT payables by € 0.5 million, partly offset by the increase of accrued payroll and other employee-related taxes by €0.3 million, the increase of Employee-related payables by € 0.2 million and the increase of Other accrued taxes and employee-related expenses by €0.2 million.

Accrued payroll and other employee-related payables mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA, and APGIS, of which €1.0 million related to employer contributions for share-based plans during the first six months of 2026.

As of June 30, 2026, other miscellaneous payables decreased by €2.5 million mainly following the issuance of the two credit notes to be issued by the Company in favor of CTTQ following the satisfaction of the condition precedents related to the second tranche of the Structured Financing (the “T2 Transaction”). The three credit notes amounting to $2.0 million, $1.5 million and $1.5 million were issued on June 1, 2025, January 1, 2026 and June 1, 2026, respectively.

As of December 31, 2025, other miscellaneous payables mainly included credit notes to be issued by the Company in favor of CTTQ following the satisfaction of the condition precedent related to the T2 Transaction, for a total amount of $3.0 million (€2.6 million). (See Note 1.2 – Significant events of 2025 to the annual consolidated financial statements for the year ended on December 31, 2025).

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax, the employer’s contribution to construction investment in France and the payroll tax.

4.13Trade payables

(in thousands of euros)	December 31, 2025	June 30, 2026
Trade payables	26,017	34,532
Trade payables and other current liabilities	26,017	34,532

No calculations have been made to discount trade payables to present value as payment is due within one year at the end of the reporting period.

Trade payables included €12.6 million and €16.2 million of accrued expenses as of June 30, 2026, and December 31, 2025, respectively.

Trade payables

Trade payables break down as follows:

(in thousands of euros)	December 31, 2025	June 30, 2026
Due in 30 days	24,770	32,811
Due in 30-60 days	1,247	215
Due in more than 60 days	—	1,506
Trade payable	26,017	34,532

As of June 30, 2026, trade payables are composed of accrued liabilities for €12.6 million of which €12.1 million relate to scientific projects.

As of June 30, 2026, trade payables increased by €8.5 million compared to December 31, 2025. The variation in trade payables is mainly related to the research and development expenses in connection with NATiV3.

4.14Financial assets and liabilities

The table below presents the carrying amount of financial assets and liabilities by IFRS 9 accounting category.

	June 30, 2026
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts (2)	836	—	836	—	836
Current accrued income (1)	862	—	862	—	862
Short-term deposit accounts (1)	67,765	—	67,765	—	67,765
Trade receivables (1)	3,734	—	3,734	—	3,734
Other receivables (1)	57	—	57	—	57
Cash and cash equivalents (3)	166,127	—	166,127	—	166,127
Total	238,381	—	239,381	—	239,381

Financial liabilities
Long-term debt (4)(5)	53,345	—	—	53,345	53,981
Derivative instruments (6)	13,051	13,051	—	—	13,051
Royalty certificates liabilities (4)	59,079	—	—	59,079	154,396
Short-term debt (1)	13,314	—	—	13,334	13,314
Trade payables (1)	34,532	—	—	34,532	34,532
Other miscellaneous payables (1)	190	—	—	190	190
Total	173,512	13,051	—	160,460	269,465
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The fair value of long-term deposit accounts is determined using a discounted cash flow model based on the contractual reimbursement amount and the estimated market discount rate applicable, therefore classified within level 3 IFRS 13 fair value hierarchy.
(3)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(4)	The fair value of royalty certificates, the Lenders’ Tranche A and the Lenders’ Tranche B, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.
(5)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 3 valuation.
(6)	The fair value of derivative instruments, including the conversion option embedded in the Convertible Bonds, the Lenders’ Warrants, is determined using valuation techniques based on significant unobservable inputs and is therefore classified within Level 3 of the IFRS 13 fair value hierarchy. Further information is provided in Note 4.9 – Debt, derivatives and royalty certificates liabilities.

	December 31, 2025
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts	115	—	115	—	115
Current accrued income(1)	1,575	—	1,575	—	1,575
Short-term deposit accounts(1)	131,558	—	131,558	—	131,558
Trade receivables(1)	2,016	—	2,016	—	2,016
Other receivables(1)	1,919	—	1,919	—	1,919
Cash and cash equivalents(2)	99,312	—	99,312	—	99,312
Total	236,494	—	236,494	—	236,494

Financial liabilities
Long-term debt(3)(4)	27,609	—	—	27,609	27,609
Derivative instruments(5)	119,385	119,385	—	—	119,385
Royalty certificates liabilities(3)	51,645	—	—	51,645	154,996
Short-term debt(1)	32,309	—	—	32,309	32,309
Trade payables(1)	26,017	—	—	26,017	26,017
Other miscellaneous payables(1)	2,738	—	—	2,738	2,738
Total	259,704	119,385	—	140,319	363,055
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(3)	The fair value of royalty certificates and EIB financial debt, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.
(4)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 2 valuation.
(5)	The fair value of derivative instruments is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.

The fair value for financial assets and financial liabilities measured at amortized cost is not provided if the carrying amount is a reasonable approximation of the fair value.